JPMorgan U.S. Applied Data Science Value Fund
Schedule of Portfolio Investments as of March 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan U.S. Applied Data Science Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.8%
Aerospace & Defense — 1.7%
Northrop Grumman Corp.	5	2,109
Raytheon Technologies Corp.	10	980
		3,089
Automobile Components — 0.6%
Lear Corp.	7	1,007
Banks — 7.5%
Bank of America Corp.	117	3,340
Citigroup, Inc.	46	2,179
Citizens Financial Group, Inc.	34	1,050
M&T Bank Corp.	13	1,528
PNC Financial Services Group, Inc. (The)	16	1,993
Wells Fargo & Co.	90	3,380
Western Alliance Bancorp	3	94
		13,564
Beverages — 2.1%
Coca-Cola Co. (The)	62	3,851
Biotechnology — 3.4%
AbbVie, Inc.	16	2,554
Regeneron Pharmaceuticals, Inc. *	2	1,457
Vertex Pharmaceuticals, Inc. *	6	2,086
		6,097
Building Products — 1.9%
Johnson Controls International plc	25	1,549
Trane Technologies plc	11	1,983
		3,532
Capital Markets — 5.3%
BlackRock, Inc.	5	3,407
CME Group, Inc.	5	997
Morgan Stanley	44	3,816
T. Rowe Price Group, Inc.	12	1,391
		9,611
Chemicals — 3.2%
Axalta Coating Systems Ltd. *	73	2,214
DuPont de Nemours, Inc.	25	1,801
Linde plc	5	1,768
		5,783
Communications Equipment — 0.5%
Cisco Systems, Inc.	19	977
Consumer Finance — 0.7%
Ally Financial, Inc.	24	606
Capital One Financial Corp.	6	577
		1,183

JPMorgan U.S. Applied Data Science Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Consumer Staples Distribution & Retail — 1.3%
Sysco Corp.	15	1,157
Target Corp.	8	1,262
		2,419
Containers & Packaging — 0.6%
Berry Global Group, Inc.	19	1,116
Diversified Telecommunication Services — 1.7%
Verizon Communications, Inc.	78	3,045
Electric Utilities — 4.1%
Constellation Energy Corp.	13	1,028
NextEra Energy, Inc.	63	4,852
Xcel Energy, Inc.	22	1,479
		7,359
Electrical Equipment — 2.0%
Eaton Corp. plc	22	3,717
Entertainment — 0.4%
Netflix, Inc. *	2	717
Financial Services — 2.6%
Berkshire Hathaway, Inc., Class B *	7	2,244
Fiserv, Inc. *	7	742
FleetCor Technologies, Inc. *	3	621
Mastercard, Inc., Class A	3	1,104
		4,711
Food Products — 1.9%
Mondelez International, Inc., Class A	39	2,737
Tyson Foods, Inc., Class A	14	796
		3,533
Ground Transportation — 2.4%
CSX Corp.	47	1,393
Norfolk Southern Corp.	14	3,043
		4,436
Health Care Equipment & Supplies — 2.1%
Becton Dickinson & Co.	4	1,115
Medtronic plc	33	2,658
		3,773
Health Care Providers & Services — 4.2%
Centene Corp. *	21	1,316
Cigna Group (The)	10	2,732
Elevance Health, Inc.	5	2,163
UnitedHealth Group, Inc.	3	1,406
		7,617
Health Care REITs — 0.4%
Ventas, Inc.	17	727

JPMorgan U.S. Applied Data Science Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotel & Resort REITs — 0.4%
Host Hotels & Resorts, Inc.	44	724
Hotels, Restaurants & Leisure — 0.9%
Expedia Group, Inc. *	7	680
Royal Caribbean Cruises Ltd. *	5	285
Travel + Leisure Co.	17	678
		1,643
Household Durables — 0.6%
PulteGroup, Inc.	8	446
Whirlpool Corp.	5	723
		1,169
Household Products — 1.4%
Procter & Gamble Co. (The)	13	1,906
Spectrum Brands Holdings, Inc.	10	701
		2,607
Industrial Conglomerates — 0.5%
Honeywell International, Inc.	5	940
Industrial REITs — 2.4%
Prologis, Inc.	35	4,322
Insurance — 3.0%
Loews Corp.	43	2,477
Travelers Cos., Inc. (The)	17	2,924
		5,401
Interactive Media & Services — 4.0%
Alphabet, Inc., Class C *	25	2,615
Meta Platforms, Inc., Class A *	22	4,708
		7,323
IT Services — 1.2%
Amdocs Ltd.	12	1,117
Cognizant Technology Solutions Corp., Class A	17	1,029
		2,146
Life Sciences Tools & Services — 1.3%
Agilent Technologies, Inc.	10	1,423
Danaher Corp.	4	902
		2,325
Machinery — 3.2%
Deere & Co.	3	1,258
Dover Corp.	15	2,271
Parker-Hannifin Corp.	7	2,245
		5,774

JPMorgan U.S. Applied Data Science Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Media — 1.7%
Charter Communications, Inc., Class A *	2	842
Comcast Corp., Class A	57	2,163
		3,005
Multi-Utilities — 2.1%
Ameren Corp.	13	1,148
CMS Energy Corp.	19	1,149
Public Service Enterprise Group, Inc.	25	1,553
		3,850
Oil, Gas & Consumable Fuels — 8.3%
Cheniere Energy, Inc.	12	1,906
ConocoPhillips	45	4,441
Coterra Energy, Inc.	44	1,094
EOG Resources, Inc.	25	2,871
Exxon Mobil Corp.	33	3,640
Phillips 66	12	1,190
		15,142
Pharmaceuticals — 6.0%
Bristol-Myers Squibb Co.	62	4,287
Eli Lilly & Co.	3	868
Jazz Pharmaceuticals plc *	8	1,222
Johnson & Johnson	13	1,967
Merck & Co., Inc.	17	1,791
Pfizer, Inc.	20	832
		10,967
Professional Services — 0.6%
Booz Allen Hamilton Holding Corp.	8	754
SS&C Technologies Holdings, Inc.	8	416
		1,170
Real Estate Management & Development — 0.7%
CBRE Group, Inc., Class A *	16	1,202
Semiconductors & Semiconductor Equipment — 3.6%
Analog Devices, Inc.	14	2,754
NXP Semiconductors NV (China)	5	952
QUALCOMM, Inc.	7	890
Texas Instruments, Inc.	10	1,945
		6,541
Software — 1.1%
Microsoft Corp.	7	2,042
Specialty Retail — 3.2%
AutoZone, Inc. *	1	2,392
Lowe's Cos., Inc.	6	1,171
O'Reilly Automotive, Inc. *	2	2,194
		5,757

JPMorgan U.S. Applied Data Science Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Tobacco — 1.0%
Philip Morris International, Inc.	20	1,901
Total Common Stocks (Cost $154,930)		177,815
Short-Term Investments — 2.1%
Investment Companies — 2.1%
JPMorgan Prime Money Market Fund Class IM Shares, 4.96% (a) (b) (Cost $3,888)	3,887	3,888
Total Investments — 99.9% (Cost $158,818)		181,703
Other Assets Less Liabilities — 0.1%		216
NET ASSETS — 100.0%		181,919

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2023.
Futures contracts outstanding as of March 31, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	20	06/16/2023	USD	4,136	173

Abbreviations
USD	United States Dollar

JPMorgan U.S. Applied Data Science Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$181,703	$—	$—	$181,703
Appreciation in Other Financial Instruments
Futures Contracts (a)	$173	$—	$—	$173

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an

JPMorgan U.S. Applied Data Science Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2023
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2023	Shares at March 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.96% (a) (b)	$2,967	$32,824	$31,903	$—(c)	$—(c)	$3,888	3,887	$85	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2023.
(c)	Amount rounds to less than one thousand.